Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Revenue Disaggregated by Source
Revenue is disaggregated by source of revenue as follows (in thousands):

	Three Months Ended March 31,
	2019	2018
Alarm monitoring revenue	$121,479	124,840
Product and installation revenue	6,534	8,147
Other revenue	1,593	766
Total Net revenue	$129,606	133,753

Revenue is disaggregated by source of revenue as follows (in thousands):

	Year Ended December 31,
	2018	2017	2016
Alarm monitoring revenue	$498,236	537,399	552,590
Product and installation revenue	38,455	12,308	13,264
Other revenue	3,667	3,748	4,518
Total Net revenue	$540,358	553,455	570,372

Contract with Customer, Asset and Liability
The following table provides information about receivables, contract assets and contract liabilities from contracts with customers (in thousands):

	March 31, 2019	December 31, 2018
Trade receivables, net	$12,438	13,121
Contract assets, net - current portion (a)	13,072	13,452
Contract assets, net - long-term portion (b)	14,634	16,154
Deferred revenue	12,698	13,060

(a)        Amount is included in Prepaid and other current assets in the unaudited condensed consolidated balance sheets.
(b)        Amount is included in Other assets in the unaudited condensed consolidated balance sheets.

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers (in thousands):

	December 31, 2018	At adoption
Trade receivables, net	$13,121	12,645
Contract assets, net - current portion (a)	13,452	14,197
Contract assets, net - long-term portion (b)	16,154	10,377
Deferred revenue	13,060	12,892

(a)        Amount is included in Prepaid and other current assets in the consolidated balance sheets.
(b)        Amount is included in Other assets in the consolidated balance sheets.